Description of Business - Summary of Initial Public Offering (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 18, 2014	Dec. 31, 2014
Description Of Business [Line Items]
Proceeds from intimal public offering		$ 10,727,475
IPO [Member]
Description Of Business [Line Items]
Proceeds from intimal public offering	8,000,000
IPO [Member] | 2014 Convertible Promissory Notes [Member]
Description Of Business [Line Items]
Convertible notes	552,105
Units [Member] | 2014 Convertible Promissory Notes [Member]
Description Of Business [Line Items]
Convertible notes	552,105
Units [Member] | IPO [Member]
Description Of Business [Line Items]
Units Issued in IPO	1,650,000	1,650,000
Totals		2,202,105
Proceeds from intimal public offering	8,000,000	10,708,500
Units [Member] | IPO [Member] | 2014 Convertible Promissory Notes [Member]
Description Of Business [Line Items]
Convertible notes		552,105
Series A & B Warrants [Member] | IPO [Member]
Description Of Business [Line Items]
Proceeds from intimal public offering		$ 18,975
Common Stock [Member]
Description Of Business [Line Items]
Units Issued in IPO		1,650,000
Conversion of preferred Stock (one for one conversion ratio)	865,429
Common Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Description Of Business [Line Items]
Conversion of preferred Stock (one for one conversion ratio)		3,165,887
Common Stock [Member] | 2014 Convertible Promissory Notes [Member]
Description Of Business [Line Items]
Conversion of preferred Stock (one for one conversion ratio)		552,105
Common Stock [Member] | IPO [Member]
Description Of Business [Line Items]
Units Issued in IPO		1,650,000
Conversion of preferred Stock (one for one conversion ratio)	865,429	865,429
Totals		6,233,421
Common Stock [Member] | IPO [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Description Of Business [Line Items]
Convertible notes	3,165,887	3,165,887
Common Stock [Member] | IPO [Member] | 2014 Convertible Promissory Notes [Member]
Description Of Business [Line Items]
Convertible notes		552,105